Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation gain or loss recognized
Translation rate	7.1636					7.1636
Expected credit loss	¥ (3,903)	(545)	¥ (531)
Impairment of long-lived assets
Loss on impairment of long-term investment
Underpayment taxes	100	15
Other comprehensive loss (in Yuan Renminbi)			¥ (446)		¥ (446)
Impairment for right-of-use lease assets
Commitments and contingencies	¥ 3,000					$ 419
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years					3 years
VAT rate	6.00%	6.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years					5 years
VAT rate	13.00%	13.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Expected credit loss	¥ 3,903	$ 545